EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of Exchange Traded Concepts Trust (the “Trust”), revised risk/return summary information, in interactive data format, for the Trust’s REX VolMAXX™ Long VIX Futures Strategy ETF and REX VolMAXX™ Short VIX Futures Strategy ETF.